Share-Based Payments - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2026 CAD ($) shares $ / shares	Mar. 31, 2025 CAD ($) shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments surrendered for cancellation (in shares)		32,130
Share-based compensation | $	$ 3,253,000	$ 2,327,000
PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Settled (in shares)	0	89,712
Other equity instruments surrendered for cancellation, value | $	$ 0
Share-based compensation | $		$ (72,000)
Deficit | PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments surrendered for cancellation, value | $	$ 709,000
Share-based compensation | $		$ 274,000
Subordinate Voting Shares | Share capital
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Issuance of shares upon settlement of PSUs (in shares)		23,812
Issuance of shares upon settlement of PSUs | $		$ 222,000
Long Term Incentive Plan | PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Settled (in shares)		55,942
Other equity instruments surrendered for cancellation, value | $		$ 299,000
Other than Long Term Incentive Plan | PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Settled (in shares)		33,770
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options	2,980,892	3,547,141
Weighted average remaining exercise period – in years	3 years 11 months 19 days	4 years 7 months 20 days
CAD | Long Term Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options	2,664,025	2,588,471
Exercisable at year end (in CAD/USD per option) | $ / shares	$ 3.34	$ 3.34
CAD | 1.90 to 2.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options	456,000	563,632
Weighted average remaining exercise period – in years	4 years 2 months 23 days	4 years 9 months 3 days
CAD | 2.56 to 2.96
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options	120,000	285,000
Weighted average remaining exercise period – in years	3 months	8 months 15 days
CAD | 2.97 to 3.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options	1,360,342	1,561,959
Weighted average remaining exercise period – in years	5 years 2 months 15 days	6 years 1 month 6 days
CAD | 3.31 to 3.95
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options	664,300	714,300
Weighted average remaining exercise period – in years	2 years 8 months 1 day	3 years 7 months 13 days
CAD | 3.96 to 4.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options	380,250	422,250
Weighted average remaining exercise period – in years	2 years 7 months 2 days	3 years 5 months 19 days
CAD | Bottom of range | 1.90 to 2.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	$ 1.90
CAD | Bottom of range | 2.56 to 2.96
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	2.56
CAD | Bottom of range | 2.97 to 3.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	2.97
CAD | Bottom of range | 3.31 to 3.95
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	3.31
CAD | Bottom of range | 3.96 to 4.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	3.96
CAD | Top of range | 1.90 to 2.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	2.55
CAD | Top of range | 2.56 to 2.96
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	2.96
CAD | Top of range | 2.97 to 3.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	3.30
CAD | Top of range | 3.31 to 3.95
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	3.95
CAD | Top of range | 3.96 to 4.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option) | $ / shares	$ 4.55